PW HEALTH SCIENCES FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS



                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001

                        PW HEALTH SCIENCES FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS



                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001




                                    CONTENTS

Report of Independent Auditors ...............................................1

Statement of Assets, Liabilities and Members' Capital.........................2

Statement of Operations.......................................................3

Statements of Changes in Members' Capital.....................................4

Notes to Financial Statements.................................................5

                         Report of Independent Auditors

To the Board of Directors of
         PW Health Sciences Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of PW Health Sciences Fund, L.L.C. (the "Fund") as of December 31, 2001, the related statement of operations for the year then ended and the statements of changes in members' capital for each of the two periods in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the general partners of the investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PW Health Sciences Fund, L.L.C. at December 31, 2001, and the results of its operations and changes in its members' capital for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States.


                                        /s/ ERNST & YOUNG LLP

New York, New York
February 14, 2002

                                                 PW HEALTH SCIENCES FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

ASSETS

Investments in funds, at value (cost $119,600,000)            $      134,734,300
Cash and cash equivalents                                             28,588,382
Interest receivable                                                       26,406
--------------------------------------------------------------------------------

TOTAL ASSETS                                                         163,349,088
--------------------------------------------------------------------------------

LIABILITIES

Payables:
  Withdrawals payable                                                  5,662,714
  Management fee                                                         133,091
  Administration fee                                                     108,315
  Professional fees                                                       36,000
  Miscellaneous                                                            9,455
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                      5,949,575
--------------------------------------------------------------------------------

NET ASSETS                                                    $      157,399,513
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                     $      142,265,213
Accumulated net unrealized appreciation on investments                15,134,300

--------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL                                        $      157,399,513
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements   2

                                                 PW HEALTH SCIENCES FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                                                    YEAR ENDED DECEMBER 31, 2001

-------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                     $         421,136
-------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                 421,136
-------------------------------------------------------------------------------

EXPENSES

Management fee                                                        1,442,142
Administration fee                                                      170,654
Professional fees                                                        76,646
Miscellaneous                                                            47,841
-------------------------------------------------------------------------------

TOTAL
EXPENSES                                                              1,737,283
-------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                  (1,316,147)
-------------------------------------------------------------------------------

UNREALIZED LOSS FROM INVESTMENTS

Change in net unrealized appreciation from investments                 (472,593)
-------------------------------------------------------------------------------

NET UNREALIZED LOSS FROM INVESTMENTS                                   (472,593)
-------------------------------------------------------------------------------

DECREASE IN MEMBERS' CAPITAL
             DERIVED FROM OPERATIONS                         $       (1,788,740)
-------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements   3

                                                 PW HEALTH SCIENCES FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

-------------------------------------------------------------------------------------------------------------
                                                                                             PERIOD FROM
                                                                                           AUGUST 1, 2000
                                                                                          (COMMENCEMENT OF
                                                                 YEAR ENDED              OPERATIONS) THROUGH
                                                              DECEMBER 31, 2001           DECEMBER 31, 2000
-------------------------------------------------------------------------------------------------------------

FROM OPERATIONS

Net investment loss                                           $   (1,316,147)              $       (778,704)
Change in net unrealized appreciation/depreciation from
  investments                                                       (472,593)                     15,606,893
-------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN MEMBERS' CAPITAL
             DERIVED FROM OPERATIONS                              (1,788,740)                     14,828,189
-------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS

Proceeds from Member subscriptions                                 24,966,306                    124,543,514

Member withdrawals                                                (5,792,086)                             --

Offering costs                                                       (38,513)                             --

Proceeds from Manager subscriptions                                       --                       1,000,000

Manager withdrawals                                                 (319,157)                             --

-------------------------------------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED
             FROM CAPITAL TRANSACTIONS                            18,816,550                     125,543,514
-------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL
             AT BEGINNING OF PERIOD                              140,371,703                              --
-------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF PERIOD                             $  157,399,513               $     140,371,703
-------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements   4

                                                 PW HEALTH SCIENCES FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

1.       ORGANIZATION

         PW Health Sciences Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on April 28, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund pursues its investment objective by deploying its assets primarily among a select group of specialized portfolio managers that emphasize investments in the health sciences sector. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner or Member along with other investors. Operations of the Fund commenced on August 1, 2000.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Fund Advisor, L.L.C. (the "Manager" or "PWFA"), a Delaware limited liability company and the Managing Member of the Fund, to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Fund.

         The Manager is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Manager's capital account balance at December 31, 2001 and 2000 was $1,525,582 and $1,221,896, respectively.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Manager may determine. The Fund reserves the right to reject any application for interests in the Fund.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that twice in each year, near mid-year and year-end, to recommend the making of an offer to repurchase interests. The Fund's initial tender occured on December 31, 2001. Members can only transfer or assign their membership interests (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                 PW HEALTH SCIENCES FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES

         A.  PORTFOLIO VALUATION

         Net asset value of the Fund will be determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

         Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost.

         B.  INCOME RECOGNITION

         Interest  income is recorded on the accrual  basis.  Realized gains and
         losses  from  Investment  Fund   transactions  are  calculated  on  the
         identified cost basis.

         C.  FUND COSTS

         The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Funds net asset value; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

                                                 PW HEALTH SCIENCES FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         D.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         In accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, "Audits of Investment Companies" effective for 2001, the Fund reclassified $2,094,851 from accumulated net investment loss to net capital contributions. This reclassification was to reflect as an adjustment to net capital contributions the amounts of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets.

         E.  CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F.  USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.       MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND
         OTHER

         PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund will pay PWFA a monthly management fee (the "Fee") at an annual rate of 1% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee will be paid to PWFA out of Fund assets and debited against the Members' capital accounts, excluding the Manager. A portion of the Fee will be paid by PWFA to its affiliates.

         UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

                                                 PW HEALTH SCIENCES FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

     3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         The increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis. At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 5% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the year ended December 31, 2001 was $629,897 and has been recorded as increase to the Manager's capital account. There was no Incentive Allocation recorded for the period ended December 31, 2000 because a twelve month period had not lapsed for any individual Member. For Members which were not in the Fund for twelve months as of December 31, 2001, an Incentive Allocation period had not occurred and therefore no amount has been recorded for such Members.

         Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the year ended December 31, 2001 were $17,500.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund will reimburse out of pocket expenses incurred by PFPC Inc.

4.       SECURITIES TRANSACTIONS

         Aggregate  purchases and sales of  investment  funds for the year ended
         December   31,  2001   amounted   to   $37,000,000   and   $41,000,000,
         respectively.

         At December 31, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2001, accumulated net unrealized appreciation on investments was $15,134,300 consisting of $15,728,600 gross unrealized appreciation and $594,300 gross unrealized depreciation.

                                                 PW HEALTH SCIENCES FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

5.       INVESTMENTS

         As of December 31, 2001, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at December 31, 2001.

                  INVESTMENT OBJECTIVE            COST         FAIR VALUE
                  --------------------            ----         ----------
                    Long/Short Equity        $119,600,000      $134,734,300

         The following table lists the Fund's investments in Investment Funds as of December 31, 2001. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of up to one year from initial investment. Detailed information about the Investment Funds' portfolios is not available.

                                                                                                          % OF
                                                               UNREALIZED LOSS                           FUND'S
         INVESTMENT FUND:                            COST      FROM INVESTMENTS        FAIR VALUE        CAPITAL     LIQUIDITY
         Anvers Healthcare Investors, L.P.    $  4,000,000           $   45,758      $   4,045,758          2.57%     Quarterly
         Argus Healthcare Partners, L.P.        22,000,000              735,200         22,735,200         14.44%     Semi-Annually
         Caduceus Capital II, L.P.              28,000,000              108,309         30,172,310         19.17%     Quarterly
         Galleon Healthcare Partners L.P.        3,800,000             (962,210)         5,377,994          3.42%     Semi-Annually
         Merlin Biomed II, L.P.                  4,000,000               69,800          5,052,100          3.21%     Annually
         Merlin Biomed, L.P.                    17,000,000             (874,500)        16,405,700         10.42%     Annually
         North River Partners, L.P.             14,000,000            2,838,257         18,874,359         11.99%     Semi-Annually
         Pequot Healthcare Fund, L.P.           17,800,000           (3,457,142)        22,046,944         14.01%     Annually
         Ursus Capital, L.P.                     9,000,000            1,023,935         10,023,935          6.37%     Semi-Annually
                                              ------------           ----------       ------------        ------
         TOTAL                                $119,600,000           $( 472,593)      $134,734,300         85.60%

         OTHER ASSETS, LESS LIABILITIES                                                 22,665,212         14.40%
                                                                                      ------------        ------

         MEMBERS' CAPITAL                                                             $157,399,512        100.00%

6.       FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

                                                 PW HEALTH SCIENCES FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                            PERIOD FROM
                                                                                                          AUGUST 1, 2000
                                                                                                         (COMMENCEMENT OF
                                                                     YEAR ENDED DECEMBER 31,            OPERATIONS) THROUGH
                                                                               2001                      DECEMBER 31, 2000
                                                                               ----                      -----------------

         Ratio of net investment loss to average net assets                   -0.91%                          -1.77%*
         Ratio of total expenses to average net assets                         1.20%                           1.82%*
         Portfolio turnover rate                                              29.01%                             -
         Total return                                                         -1.56%**                        20.61%**
         Net asset value at end of period                                  $157,399,513                    $140,371,703


         *        Annualized.
         ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

DIRECTORS AND OFFICERS (Unaudited)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS PaineWebber's Alternative Investment Group at 800-580-2359.

----------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                                                 PORTFOLIOS
                                                                                   IN FUND         OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                     COMPLEX           DIRECTORSHIPS
NAME, AGE, ADDRESS AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)        OVERSEEN BY       HELD BY DIRECTOR
POSITION(S) WITH FUND           TIME SERVED(1)       DURING PAST 5 YEARS          DIRECTOR(2)     OUTSIDE FUND COMPANY
--------------------            --------------       -------------------          -----------
----------------------------------------------------------------------------------------------------------------------
                                                   DISINTERESTED DIRECTORS
----------------------------------------------------------------------------------------------------------------------
Meyer Feldberg, (59)                Term -       Dean and Professor of Mgmt of         58         Director of:
UBS PaineWebber, Inc.             Indefinite     Graduate School of Business,                     Primedia, Inc.,
1285 Avenue of the Americas      Length-since    Columbia University                              Federated Department
New York, NY 10019                Inception                                                       Stores, Inc.,
Director                                                                                          Revlon, Inc. and
                                                                                                  Select Medical, Inc.
--------------------------------- --------------- --------------------------------- ------------- ------------------------
George W. Gowen, (72)               Term -       Law partner for Dunnington,           58         None
UBS PaineWebber, Inc.             Indefinite     Bartholow & Miller
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
--------------------------------- --------------- --------------------------------- ------------- ------------------------
M. Cabell Woodward, Jr., (73)       Term -       Retired                               12         None
UBS PaineWebber, Inc.             Indefinite
1285 Avenue of the Americas      Length-since                                                    -
New York, NY 10019                 June 2001
Director
----------------------------------------------------------------------------------------------------------------------
                                                     INTERESTED DIRECTOR
----------------------------------------------------------------------------------------------------------------------
E. Garrett Bewkes, Jr., (75)        Term -       Consultant to UBS PaineWebber         58         Director of Interstate
UBS PaineWebber, Inc.             Indefinite     Inc., since May 1999                             Bakeries Corporation
1285 Avenue of the Americas     Length-since     Director of PaineWebber Inc.,
New York, NY 10019                Inception      prior to November 2000                         -
Director
----------------------------------------------------------------------------------------------------------------------
                                                OFFICER(S) WHO ARE NOT DIRECTORS
----------------------------------------------------------------------------------------------------------------------
Kevin Treacy, (41)             Term-Indefinite   First Vice President / CFO of         N/A                  N/A
UBS PaineWebber, Inc.            Length-since    UBS PaineWebber Inc.,
1285 Avenue of the Americas     September 2001   Alternative Investment Group,
New York, NY 10019                               since September 2001
Principal Accounting Officer                     Prior to September 2001, CFO -
                                                 Redwolf Capital Management LLC,
                                                 Hedge Fund Manager
                                                 Prior to April 1999,Vice
                                                 President of Finance for John
                                                 W. Henry & Co., Commodity
                                                 Trading Adviser
--------------------------------- --------------- --------------------------------- ------------- ------------------------
Mark D. Goldstein, (37)        Term-Indefinite   Senior Associate General              N/A                  N/A
UBS PaineWebber, Inc.           Length-since     Counsel and First Vice
1285 Avenue of the Americas      October 2000    President of UBS PaineWebber
New York, NY 10019                               Inc., since May 1998
Secretary                                        Prior to May 1998, Associate of
                                                 Schulte Roth & Zabel
----------------------------------------------------------------------------------------------------------------------

(1)For the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

(2)Of the 58 funds/portfolios in the complex, 46 are advised by an affiliate of UBS PaineWebber Inc., and 12 comprise UBS PaineWebber's Alternative Investment Group of Funds.